Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr. 13, 2012
Rochdale Large Value Portfolio (Prospectus Summary) | Rochdale Large Value Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Rochdale Large Value Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the
Rochdale Portfolios. More information about these and other discounts is available from your financial professional and in "Shareholder Information" on page 47 of the Portfolio's prospectus and "Additional Purchase and Redemption
		Information" on page 56 of the Portfolio's statement of additional information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating expenses or in the example, affect the
Portfolio's performance. During the most recent fiscal year, the Portfolio's
		portfolio turnover rate was 27.54% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.54%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Rochdale Portfolios.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Portfolio do not correlate to the "Ratio of expenses to average net assets: Before fees waived and expenses absorbed/recouped" provided in the "Financial Highlights" section of the statutory prospectus, which reflects the operating expenses of the Portfolio and does not include acquired fund fees and expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's
		operating expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio invests in equity securities of select large value-style companies. Generally, the Portfolio will invest, under normal conditions, at least 80% of its net assets in large U.S. companies with market capitalizations similar to those securities included in indices generally regarded as large-cap, such as the S&P 500 Index. As of December 31, 2011, the benchmark S&P 500/Citi
Value Index ranged in capitalization from $1.572 billion to $406.272 billion, and the weighted average market capitalization of the Portfolio was $17.914 billion. Value companies and industries are typically characterized by their relatively lower price-to-book, price-to-cash flow and price-to-sales measures as well as higher dividend yield. Within the large-cap value universe, the
Advisor assesses multiple fundamental criteria to identify the most attractive companies for investment. Such fundamental criteria include price to earnings ratio, earnings growth rate, revenue growth rate, return on equity, debt to equity ratio and margin. The Advisor's multi-factor approach is a methodology that seeks to rank each industry and company according to specific fundamental factors, such as such as valuation, growth, and quality factors. The Advisor then invests predominantly in top-ranked companies within the top-ranked industries with a view to providing investors with the returns and risks associated with broadly diversified exposure to the large-cap value asset class. Consistent with the Portfolio's investment objective, the Portfolio seeks incremental outperformance relative to the broad large-cap value market over the long term. The Advisor regularly monitors the fundamentals of each company and will sell a company whose fundamentals ranking, valuation, or other factors no
		longer meets our criteria.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	As with all mutual funds, there is the risk that you could lose money on your investment in the Portfolio. The principal risks that could adversely affect the value of your investment include:

o  General Market Risk - The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry or sector of the economy, or the market as a whole.

o  Management Risk - The risk that the Advisor's security selections and other investment decisions might produce losses or cause the Fund to under perform when compared to other funds with similar investment goals.

o  Equity Market Risk - Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The market may also undervalue the stocks held by the Portfolio. Additionally, a rise in interest rates may result in a decline in the equity market.

o  Value Stock Risk - The risk that value style companies lose value or move out of favor. Value stocks also may perform differently from the market as a whole
		and may continue to be undervalued by the market for long periods of time.
Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money on your investment in the Portfolio.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following performance information indicates some of the risks of investing in the Portfolio. The bar chart provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's total return has varied for annual periods through December 31, 2011. Figures shown in the bar chart do not reflect sales charges, which would lower returns. Following the bar chart is the Portfolio's highest and lowest quarterly returns during the period shown in the bar chart. The performance table that follows shows the Portfolio's average return over time compared with broad-based market indices. Portfolio returns shown in the performance table reflect the maximum sales charge of
5.75%. Past performance (before and after taxes) will not necessarily continue
		in the future. Updated performance is available at www.rochdale.com.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Portfolio.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rochdale.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) will not necessarily continue in the future.
Bar Chart, Heading	rr_BarChartHeading	Calender Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock	Quarterly Return Quarter Ended Highest 19.30% 9/30/2009 Lowest -27.48% 9/30/2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Fund shares" may be higher than other return figures because when a capital loss occurs upon redemption of Portfolio shares, a tax deduction is provided that benefits the investor.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or
IRAs. The "Return After Taxes on Distributions and Sale of Fund shares" may be higher than other return figures because when a capital loss occurs upon redemption of Portfolio shares, a tax deduction is provided that benefits the
		investor.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2011
Rochdale Large Value Portfolio (Prospectus Summary) | Rochdale Large Value Portfolio | S&P 500/Citigroup Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500/Citigroup Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.48%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.96%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.87%
Rochdale Large Value Portfolio (Prospectus Summary) | Rochdale Large Value Portfolio | Lipper Large-Cap Value Category Average
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Value Category Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.19%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.68%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.85%
Rochdale Large Value Portfolio (Prospectus Summary) | Rochdale Large Value Portfolio | Rochdale Large Value Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load)(as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee (as a percentage of amount redeemed within 45 days or less of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	712
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,001
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,311
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,188
Annual Return 2002	rr_AnnualReturn2002	(22.97%)
Annual Return 2003	rr_AnnualReturn2003	27.10%
Annual Return 2004	rr_AnnualReturn2004	13.32%
Annual Return 2005	rr_AnnualReturn2005	9.01%
Annual Return 2006	rr_AnnualReturn2006	18.92%
Annual Return 2007	rr_AnnualReturn2007	3.34%
Annual Return 2008	rr_AnnualReturn2008	(40.77%)
Annual Return 2009	rr_AnnualReturn2009	10.31%
Annual Return 2010	rr_AnnualReturn2010	21.32%
Annual Return 2011	rr_AnnualReturn2011	(22.16%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.48%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(26.64%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(9.68%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.45%)
Rochdale Large Value Portfolio (Prospectus Summary) | Rochdale Large Value Portfolio | Rochdale Large Value Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(26.64%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(9.85%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.72%)
Rochdale Large Value Portfolio (Prospectus Summary) | Rochdale Large Value Portfolio | Rochdale Large Value Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(17.32%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(7.91%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.15%)

[1]	This CDSC applies ONLY for shareholders who purchase $1 million or more and redeem within 12 months of purchase.
[2]	The Total Annual Fund Operating Expenses for the Portfolio do not correlate to the "Ratio of expenses to average net assets: Before fees waived and expenses absorbed/recouped" provided in the "Financial Highlights" section of the statutory prospectus, which reflects the operating expenses of the Portfolio and does not include acquired fund fees and expenses.